NON-RECOURSE BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Disclosure of corporate borrowings

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2025	2024
Term debt
Public – U.S	Jan. 15, 2025	4.00%	US$	$—	$500
Public – Canadian[1]	Jan. 28, 2026	4.82%	C$	—	592
Public – U.S.	Jun. 2, 2026	4.25%	US$	500	499
Public – Canadian	Mar. 16, 2027	3.80%	C$	364	348
Public – U.S.	Jan. 25, 2028	3.90%	US$	1,059	1,064
Public – U.S.	Mar. 29, 2029	4.85%	US$	999	999
Public – U.S.	Apr. 15, 2030	4.35%	US$	750	750
Public – U.S.	Apr. 15, 2031	2.72%	US$	500	500
Public – U.S.	Jan. 30, 2032	2.34%	US$	600	600
Public – Canadian	Dec. 14, 2032	5.43%	C$	728	695
Public – Canadian	Mar. 1, 2033	4.39%	C$	255	—
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – U.S.	Jun. 14, 2033	6.09%	US$	550	550
Public – U.S.	Jan. 5, 2034	6.35%	US$	700	700
Public – U.S.	Jan. 15, 2035	5.68%	US$	450	450
Public – Canadian	Jun. 14, 2035	5.95%	C$	308	294
Public – U.S.	Jan. 15, 2036	5.33%	US$	650	—
Private – Japanese	Dec. 1, 2038	1.42%	JPY	64	64
Public – U.S.	Sep. 20, 2047	4.70%	US$	902	902
Public – U.S.	Apr. 15, 2050	3.45%	US$	595	595
Public – U.S.	Mar. 30, 2051	3.50%	US$	757	757
Public – U.S.	Feb 15, 2052	3.63%	US$	400	400
Public – U.S.	Mar. 4, 2054	5.97%	US$	953	953
Public – U.S.	Jan. 15, 2055	6.30%	US$	700	700
Public – U.S.	Mar. 3, 2055	5.81%	US$	500	—
Public – Canadian	Dec. 11, 2055	5.40%	C$	474	—
Public – U.S.	Oct. 16, 2080	4.63%	US$	400	400
				14,408	13,562
Commercial Paper				—	767
Deferred financing costs[2]				(107)	(97)
Total				$14,301	$14,232
1.Corporate borrowings of C$850 million due on January 28, 2026 were repaid prior to December 31, 2025.
2.Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method.

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Subsidiary borrowings	(a)	$16,897	$16,002
Property-specific borrowings	(b)	228,414	204,558
Total		$245,311	$220,560
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power and Transition	Infrastructure	Private Equity	Asset Management	Total
2026	$364	$194	$735	$60	$—	$1,353
2027	901	364	328	5	—	1,598
2028	697	—	510	24	—	1,231
2029	1,648	346	510	9	—	2,513
2030	635	346	364	1,466	600	3,411
Thereafter	—	2,460	2,530	—	1,900	6,890
Total Principal repayments	4,245	3,710	4,977	1,564	2,500	16,996
Deferred financing costs and other	(20)	(22)	(30)	(6)	(21)	(99)
Total – Dec. 31, 2025	$4,225	$3,688	$4,947	$1,558	$2,479	$16,897
Total – Dec. 31, 2024	$5,382	$3,801	$4,541	$2,278	$—	$16,002
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Current	$1,304	$2,241
Non-current[1]	15,593	13,761
Total	$16,897	$16,002
1. Non-current subsidiary borrowings of managed entities includes $49.0 million (2024 - $9.0 million) of debt obligations with extension options that give the Corporation the substantive right to defer settlement beyond twelve months following the reporting date, but are subject to covenants that are required to be complied with during the twelve months following the reporting date.
Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2025	Local Currency		2024	Local Currency
U.S. dollars	$8,595	USD	8,595	$8,239	USD	8,239
Canadian dollars	8,069	CAD	11,074	7,627	CAD	10,970
Brazilian reais	233	BRL	1,281	136	BRL	839
Total	$16,897			$16,002
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate[2,3,4]	Renewable Power and Transition	Infrastructure	Private Equity and Other	Total
2026[1]	$24,296	$10,963	$9,313	$2,618	$47,190
2027[1]	17,301	3,456	3,343	4,644	28,744
2028	6,568	3,920	7,690	6,439	24,617
2029	8,571	5,102	7,965	11,461	33,099
2030	3,336	3,794	11,373	5,284	23,787
Thereafter	4,116	11,753	40,161	17,597	73,627
Total Principal repayments	64,188	38,988	79,845	48,043	231,064
Deferred financing costs and other	(434)	(380)	(1,259)	(577)	(2,650)
Total – Dec. 31, 2025	$63,754	$38,608	$78,586	$47,466	$228,414
Total – Dec. 31, 2024	$70,176	$38,149	$55,298	$40,935	$204,558
1. 2026 and 2027 maturities of $47.2 billion and $28.7 million are expected to be primarily addressed through refinancings, repayments, and extensions.
2.Real estate property-specific borrowings maturing in 2026 of $24.3 billion include office of $8.1 billion, retail of $3.5 billion, and LP investments and other of $12.7 billion. Real estate property-specific borrowings maturing in 2027 of $17.3 billion include office of $2.0 billion, retail of $1.2 billion, and LP investments and other of $14.1 billion. The real estate property-specific borrowings included in the table above do not consider available extension options on $21.6 billion of debt, including $9.7 billion and $7.9 billion of debt for 2026 and 2027, respectively.
3.Includes $40.7 billion of borrowings associated with real estate LP investments from our Asset Management segment and $23.5 million associated with Super Core, Core Plus, Value Add and Opportunistic investments in our Real Estate segment.
4.Real estate property-specific borrowings of $63.8 billion includes $32.5 billion related to BPY investment properties, $8.9 billion for BPY hospitality assets, and $22.4 billion for real estate direct investments.
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Current	$37,510	$34,455
Non-current[1]	190,904	170,103
Total	$228,414	$204,558
Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2025	Local Currency		2024	Local Currency
U.S. dollars	$135,045	USD	135,045	$119,612	USD	119,612
British pounds	15,246	GBP	11,315	12,583	GBP	10,054
Indian rupees	7,328	INR	658,594	10,911	INR	934,088
Canadian dollars	17,123	CAD	23,501	15,830	CAD	22,767
Euros	21,418	EUR	18,239	17,164	EUR	16,578
Australian dollars	10,243	AUD	15,349	9,498	AUD	15,350
Brazilian reais	11,172	BRL	61,485	10,634	BRL	65,848
Colombian pesos	4,086	COP	15,426,671	3,533	COP	15,566,206
Korean won	2,336	KRW	3,373,070	2,185	KRW	3,230,442
Other currencies	4,417	Various	n/a	2,608	Various	n/a
Total	$228,414			$204,558